Property, Plant and Equipment, Net - Future Minimum Lease Income under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 148	¥ 101
Within 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	38	55
After 1 year but within 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	74	39
After 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 36	¥ 7